GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED NOVEMBER 13, 2020
TO THE SUMMARY PROSPECTUS FOR THE SERIES OF THE TRUST LISTED IN SCHEDULE A, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund's Summary Prospectus.

1. Effective December 31, 2020, the section of each Fund's Summary Prospectus entitled "FUND MANAGEMENT-Portfolio Managers" is hereby deleted in its entirety and replaced with the following:
The professionals primarily responsible for the day-to-day management of the Fund are John Belanger, CFA; Nam To, CFA; Wayne Xie; Kimberly Chan; and Vanessa Yang (“Portfolio Managers”). Mr. To has been a Portfolio Manager of the Fund since March 1, 2018. Mr. Xie has been Portfolio Manager of the Fund since March 1, 2019. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019. Mr. Belanger and Ms. Yang have been Portfolio Managers of the Fund since December 2020.
SCHEDULE A

FUND NAME	DATE OF SUMMARY PROSPECTUS
Global X Conscious Companies ETF (KRMA)	April 1, 2020
Global X Copper Miners ETF (COPX)	March 1, 2020
Global X FinTech ETF (FINX)	April 1, 2020
Global X Founder-Run Companies ETF (BOSS)	April 1, 2020
Global X FTSE Nordic Region ETF (GXF)	March 1, 2020, as supplemented and restated June 26, 2020
Global X FTSE Southeast Asia ETF (ASEA)	March 1, 2020
Global X Gold Explorers ETF (GOEX)	March 1, 2020
Global X Guru® Index ETF (GURU)	March 1, 2020, as supplemented and restated June 26, 2020
Global X Health & Wellness Thematic ETF (BFIT)	April 1, 2020
Global X Internet of Things ETF (SNSR)	April 1, 2020
Global X Lithium & Battery Tech ETF (LIT)	March 1, 2020
Global X Longevity Thematic ETF (LNGR)	April 1, 2020
Global X Millennials Thematic ETF (MILN)	April 1, 2020
Global X MLP & Energy Infrastructure ETF (MLPX)	April 1, 2020, as supplemented and restated June 26, 2020
Global X MLP ETF (MLPA)	April 1, 2020, as supplemented and restated June 26, 2020
Global X MSCI Argentina ETF (ARGT)	March 1, 2020
Global X MSCI China Communication Services ETF (CHIC)	March 1, 2020
Global X MSCI China Consumer Discretionary ETF (CHIQ)	March 1, 2020
Global X MSCI China Energy ETF (CHIE)	March 1, 2020
Global X MSCI China Financials ETF (CHIX)	March 1, 2020

Global X MSCI China Industrials ETF (CHII)	March 1, 2020
Global X MSCI China Materials ETF (CHIM)	March 1, 2020
Global X MSCI Colombia ETF (GXG)	March 1, 2020
Global X MSCI Greece ETF (GREK)	March 1, 2020
Global X MSCI Next Emerging & Frontier ETF (EMFM)	March 1, 2020
Global X MSCI Nigeria ETF (NGE)	March 1, 2020
Global X MSCI Norway ETF (NORW)	March 1, 2020
Global X MSCI Pakistan ETF (PAK)	March 1, 2020
Global X MSCI Portugal ETF (PGAL)	March 1, 2020
Global X MSCI SuperDividend® EAFE ETF (EFAS)	March 1, 2020
Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)	March 1, 2020
Global X S&P 500® Catholic Values ETF (CATH)	March 1, 2020
Global X Silver Miners ETF (SIL)	March 1, 2020
Global X Social Media ETF (SOCL)	March 1, 2020
Global X SuperDividend® Alternatives ETF (ALTY)	April 1, 2020, as supplemented and restated June 26, 2020
Global XSuperDividend® ETF (SDIV)	March 1, 2020, as supplemented and restated June 26, 2020
Global X SuperDividend® REIT ETF (SRET)	March 1, 2020, as supplemented and restated June 26, 2020
Global X SuperDividend® U.S. ETF (DIV)	March 1, 2020, as supplemented and restated June 26, 2020
Global X SuperIncome™ Preferred ETF (SPFF)	March 1, 2020, as supplemented and restated June 26, 2020
Global X Robotics & Artificial Intelligence ETF (BOTZ)	April 1, 2020
Global X Uranium ETF (URA)	March 1, 2020
Global X U.S. Infrastructure Development ETF (PAVE)	April 1, 2020
Global X U.S. Preferred ETF (PFFD)	April 1, 2020
Global X YieldCo & Renewable Energy Income ETF (YLCO)	March 1, 2020, as supplemented and restated June 26, 2020

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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